Fair value estimates (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Estimates
Classification of financial assets and liabilities in the fair value hierarchy

				2022
	Note	Level 1	Level 2	Total
Assets
Other financial instruments	16 (a)	-	7,443	7,443
Trade accounts receivables		-	170,617	170,617
Investments in equity instruments (i)	14 (c)	7,115	-	7,115
		7,115	178,060	185,175
Liabilities
Other financial instruments	16 (a)	-	31,851	31,851
Loans and financings designated at fair value (ii)		-	90,395	90,395
		-	122,246	122,246
				2021
	Note	Level 1	Level 2	Total
Assets
Other financial instruments	16 (a)	-	16,394	16,394
Trade accounts receivables		-	146,205	146,205
Investments in equity instruments (i)	14 (c)	3,723	-	3,723
		3,723	162,599	166,322
Liabilities
Other financial instruments	16 (a)	-	22,925	22,925
Loans and financings designated at fair value (ii)		-	88,677	88,677
		-	111,602	111,602

(i)	To determine the fair value of the investments in equity instruments, the Company uses the share’s quotation as of the last day of the reporting period.
(ii)	Loans and financings are measured at amortized cost, except for certain contracts for which the Company has elected the fair value option.